Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 537,277	£ 514,899
Net debt cash flows	(110,076)	15,879
Net debt other movement	45,871	6,499
Net debt at end of the year	473,072	537,277
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	507,335	530,365
Net debt other movement	3,712	(23,030)
Net debt at end of the year	511,047	507,335
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	105,961	105,757
Net debt cash flows	(109,378)	(30,464)
Net debt other movement	38,991	30,668
Net debt at end of the year	35,574	105,961
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(76,019)	(121,223)
Net debt cash flows	(698)	46,343
Net debt other movement	3,168	(1,139)
Net debt at end of the year	£ (73,549)	£ (76,019)